SHARE BASED COMPENSATION (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Apr. 09, 2023 shares	Apr. 09, 2022 shares	Mar. 01, 2022 shares	Apr. 09, 2021 shares	Mar. 01, 2021 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2014 shares
SHARE BASED COMPENSATION
Options granted						200,000	200,000	1,166,980	879,000
Vesting period						1 year	1 year
Total intrinsic value of options exercised | ¥						¥ 711		¥ 2,543	¥ 6,261
Income tax benefit from share-based compensation | $							$ 0
Unrecognized stock option compensation expense | ¥										¥ 706
Unrecognized stock option compensation expense, period for recognition						1 year 3 months 25 days	1 year 3 months 25 days
Non-vested shares granted						115,050	115,050
Non-vested shares vested						185,340	185,340
Unrecognized non-vested shares compensation expense | ¥										¥ 1,054
Unrecognized non-vested shares compensation expense, period for recognition						5 months 12 days	5 months 12 days
Fair value of vested restricted shares | ¥						¥ 2,916		¥ 3,358	¥ 5,930
Minimum
SHARE BASED COMPENSATION
Exercise prices | $ / shares							$ 0.01				$ 0.01	$ 0.00
Vesting period								0 years	1 year
Maximum
SHARE BASED COMPENSATION
Exercise prices | $ / shares												$ 0.37
Vesting period								10 years	2 years
Independent director
SHARE BASED COMPENSATION
Vesting period	1 year	1 year	1 year	1 year	1 year
Non-vested shares granted	115,050	337,170	50,000	48,690	69,355
January 1
SHARE BASED COMPENSATION
Expiration period						10 years	10 years	10 years
January 1 | Maximum
SHARE BASED COMPENSATION
Expiration period									10 years
2014 Plan
SHARE BASED COMPENSATION
Authorized													1,833,696